SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2024
SECURED NOTES
Schedule of movement in the company's secured notes

Secured notes at August 14, 2023	$2,464,000
Revaluation of secured notes	33,599
Foreign exchange loss	(43,299)
Secured notes at December 31, 2023	$2,454,300
Revaluation of secured notes	140,786
Foreign exchange gain	222,468
Secured notes at December 31, 2024	$2,817,554